Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Detail) - CAD ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021
Disclosure of commitments and contingencies [line items]
Long-term debt		$ 232.6	[1]	$ 392.4
Transportation		19.5
Interest obligations		89.5
Office lease		20.8
Lease liability		9.6
Decommissioning liability		182.3
Total		554.3
2023 [member]
Disclosure of commitments and contingencies [line items]
Transportation		7.4
Interest obligations		23.8
Office lease		10.0
Lease liability		3.3
Decommissioning liability		25.4
Total		69.9
2024 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	[1]	105.0
Transportation		3.9
Interest obligations		20.1
Office lease		10.0
Lease liability		0.9
Decommissioning liability		23.6
Total		163.5
2025 [member]
Disclosure of commitments and contingencies [line items]
Transportation		2.2
Interest obligations		15.2
Office lease		0.8
Lease liability		0.3
Decommissioning liability		21.9
Total		40.4
2026 [member]
Disclosure of commitments and contingencies [line items]
Transportation		1.8
Interest obligations		15.2
Lease liability		0.1
Decommissioning liability		20.3
Total		37.4
2027 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	[1]	127.6
Transportation		1.4
Interest obligations		15.2
Lease liability		0.1
Decommissioning liability		18.9
Total		163.2
Thereafter [member]
Disclosure of commitments and contingencies [line items]
Transportation		2.8
Lease liability		4.9
Decommissioning liability		72.2
Total		$ 79.9

[1]	The 2024 figure includes our syndicated credit facility which has a term-out date of July 2024. The 2027 figure includes our senior unsecured notes due in July 2027. Refer to Note 5 for further details. Historically, the Company has successfully renewed its syndicated credit facility.